[LETTERHEAD]

VIA EDGAR

December 18, 1996

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

     Re:    	Security First Life Separate Account A
             '33 Act File No. 33-09221
             '40 Act File No. 811-03365

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectus and Statement of Additional Information dated December 13, 1996 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.

Sincerely

SECURITY FIRST LIFE SEPARATE ACCOUNT A

/s/ Richard C. Pearson
------------------------
Richard C. Pearson
Senior Vice President
and General Counsel